John Hancock
Multimanager Lifestyle Portfolios
Quarterly portfolio holdings 9/30/2020

Portfolios' investments
Subadvisors of Affiliated Underlying Funds
Allianz Global Investors U.S. LLC	(Allianz)
Axiom International Investors LLC	(Axiom)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Deutsche Investment Management Americas, Inc.	(Deutsche)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, L.P.	(First Quadrant)
Graham Capital Management, L.P.	(Graham)
Jennison Associates LLC	(Jennison)
Manulife Investment Management (North America) Limited	(MIM NA)
Manulife Investment Management (US) LLC	(MIM US)
Pictet Asset Management SA	(Pictet)
Redwood Investments, LLC	(Redwood)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Unigestion (UK) Limited	(Unigestion)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO

As of 9-30-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 93.0%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	4,213,031	$229,357,435
Capital Appreciation, Class NAV, JHF II (Jennison)	6,348,217	138,581,577
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	11,198,573	131,695,217
Disciplined Value, Class NAV, JHF III (Boston Partners)	7,671,407	136,397,614
Disciplined Value International, Class NAV, JHIT (Boston Partners)	14,830,200	162,983,894
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	18,771,712	237,274,445
Equity Income, Class NAV, JHF II (T. Rowe Price)	14,464,612	224,924,713
Financial Industries, Class NAV, JHIT II (MIM US) (B)	3,088,126	49,379,136
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	2,337,720	27,421,453
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	4,154,807	229,968,591
Global Equity, Class NAV, JHF II (MIM US) (B)	4,875,053	58,939,390
Global Shareholder Yield, Class NAV, JHF III (Epoch)	3,657,727	36,613,852
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	6,096,392	78,765,390
International Dynamic Growth, Class NAV, JHIT (Axiom)	2,987,198	39,610,239
International Growth, Class NAV, JHF III (Wellington)	3,933,991	129,034,918
International Small Company, Class NAV, JHF II (DFA)	10,110,075	103,628,269
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	29,894,536	277,122,349
Mid Cap Stock, Class NAV, JHF II (Wellington)	6,288,108	181,160,396
Mid Value, Class NAV, JHF II (T. Rowe Price)	13,277,780	187,216,692
Multifactor Emerging Markets ETF, JHETF (DFA)	2,821,517	69,297,022
Multifactor Mid Cap ETF, JHETF (DFA)	934,543	35,157,508
Multifactor Small Cap ETF, JHETF (DFA)	1,044,760	25,471,249
Small Cap Core, Class NAV, JHIT (MIM US) (B)(C)	5,922,563	72,788,296
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	4,116,963	80,527,790
Small Cap Value, Class NAV, JHF II (Wellington)	5,145,870	77,290,964
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	17,201,925	177,695,885
Alternative and specialty - 7.0%
Diversified Macro, Class NAV, JHIT (Graham)	3,638,596	33,729,783
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	11,781,366	94,722,181
Health Sciences, Class NAV, JHF II (T. Rowe Price)	10,608,246	60,148,752
2	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - (continued)
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	10,064,812	$50,927,951

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,763,703,175)		$3,437,832,951
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	215,623	86,876

TOTAL COMMON STOCKS (Cost $91,717)		$86,876
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0266% (F)	1,022	1,022

TOTAL SHORT-TERM INVESTMENTS (Cost $1,022)		$1,022
Total investments (Cost $2,763,795,914) - 100.0%		$3,437,920,849
Other assets and liabilities, net - 0.0%		140,950
TOTAL NET ASSETS - 100.0%		$3,438,061,799
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO

As of 9-30-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.0%
Equity - 77.0%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	10,432,447	$567,942,414
Capital Appreciation, Class NAV, JHF II (Jennison)	16,273,599	355,252,669
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	35,128,827	413,115,010
Disciplined Value, Class NAV, JHF III (Boston Partners)	19,693,721	350,154,357
Disciplined Value International, Class NAV, JHIT (Boston Partners)	35,345,947	388,451,953
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	35,132,663	444,076,862
Equity Income, Class NAV, JHF II (T. Rowe Price)	36,032,631	560,307,413
Financial Industries, Class NAV, JHIT II (MIM US) (B)	7,585,075	121,285,355
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	8,278,589	97,107,845
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	7,933,072	439,095,533
Global Equity, Class NAV, JHF II (MIM US) (B)	14,793,987	178,859,298
Global Shareholder Yield, Class NAV, JHF III (Epoch)	12,961,330	129,742,915
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	13,450,839	173,784,839
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
International Dynamic Growth, Class NAV, JHIT (Axiom)	6,073,449	$80,533,936
International Growth, Class NAV, JHF III (Wellington)	8,772,071	287,723,923
International Small Company, Class NAV, JHF II (DFA)	23,935,907	245,343,046
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	78,070,766	723,716,001
Mid Cap Stock, Class NAV, JHF II (Wellington)	15,509,895	446,840,080
Mid Value, Class NAV, JHF II (T. Rowe Price)	32,135,491	453,110,418
Multifactor Emerging Markets ETF, JHETF (DFA)	7,524,093	184,793,229
Multifactor Mid Cap ETF, JHETF (DFA)	2,065,470	77,702,981
Multifactor Small Cap ETF, JHETF (DFA)	2,648,843	64,578,792
Small Cap Core, Class NAV, JHIT (MIM US) (B)(C)	13,948,447	171,426,416
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	8,558,635	167,406,908
Small Cap Value, Class NAV, JHF II (Wellington)	10,682,858	160,456,529
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	47,029,308	485,812,753
Fixed income - 15.5%
Bond, Class NAV, JHSB (MIM US) (B)	22,607,986	378,909,842
Core Bond, Class NAV, JHF II (Wells Capital)	19,770,354	273,621,702
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	22,882,619	204,341,790
Floating Rate Income, Class NAV, JHF II (Bain Capital)	15,343,006	121,363,180
High Yield, Class NAV, JHBT (MIM US) (B)	51,131,123	167,198,773
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	8,949,477	84,930,538
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	27,899,370	304,103,131
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	3,107,858	33,502,704
Alternative and specialty - 6.5%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	4,808,780	50,973,065
Diversified Macro, Class NAV, JHIT (Graham)	7,797,507	72,282,892
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	30,353,272	244,040,307
Health Sciences, Class NAV, JHF II (T. Rowe Price)	27,919,450	158,303,281
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	24,825,802	125,618,560

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $8,323,004,242)		$9,987,811,240
UNAFFILIATED INVESTMENT COMPANIES - 1.0%
Fixed income - 1.0%
Fidelity Inflation Protected Bond Index Fund	9,240,479	101,460,458

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $89,554,748)		$101,460,458
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	3

MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	489,868	$197,375

TOTAL COMMON STOCKS (Cost $208,371)		$197,375
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0266% (F)	1,022	1,022

TOTAL SHORT-TERM INVESTMENTS (Cost $1,022)		$1,022
Total investments (Cost $8,412,768,383) - 100.0%		$10,089,470,095
Other assets and liabilities, net - (0.0%)		(41,279)
TOTAL NET ASSETS - 100.0%		$10,089,428,816
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO

As of 9-30-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.5%
Equity - 57.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	7,486,771	$407,579,797
Capital Appreciation, Class NAV, JHF II (Jennison)	11,169,920	243,839,359
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	36,357,383	427,562,830
Disciplined Value, Class NAV, JHF III (Boston Partners)	14,307,269	254,383,245
Disciplined Value International, Class NAV, JHIT (Boston Partners)	24,755,511	272,063,063
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	21,192,646	267,875,040
Equity Income, Class NAV, JHF II (T. Rowe Price)	26,075,543	405,474,700
Financial Industries, Class NAV, JHIT II (MIM US) (B)	5,619,249	89,851,789
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	9,147,293	107,297,743
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	5,666,818	313,658,362
Global Equity, Class NAV, JHF II (MIM US) (B)	13,451,714	162,631,216
Global Shareholder Yield, Class NAV, JHF III (Epoch)	12,392,616	124,050,082
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	7,271,118	93,942,845
International Dynamic Growth, Class NAV, JHIT (Axiom)	5,173,745	68,603,857
International Growth, Class NAV, JHF III (Wellington)	6,436,222	211,108,081
International Small Company, Class NAV, JHF II (DFA)	13,622,698	139,632,652
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	51,524,352	$477,630,747
Mid Cap Stock, Class NAV, JHF II (Wellington)	9,923,332	285,891,201
Mid Value, Class NAV, JHF II (T. Rowe Price)	20,811,863	293,447,261
Multifactor Emerging Markets ETF, JHETF (DFA)	4,601,128	113,004,624
Multifactor Mid Cap ETF, JHETF (DFA)	1,734,662	65,257,984
Multifactor Small Cap ETF, JHETF (DFA)	1,964,279	47,889,122
Small Cap Core, Class NAV, JHIT (MIM US) (B)(C)	8,815,636	108,344,162
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	6,333,371	123,880,729
Small Cap Value, Class NAV, JHF II (Wellington)	7,970,842	119,722,045
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	42,925,553	443,420,967
Fixed income - 34.2%
Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	8,174,430	81,744,298
Bond, Class NAV, JHSB (MIM US) (B)	48,630,905	815,053,959
Core Bond, Class NAV, JHF II (Wells Capital)	42,665,644	590,492,514
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	40,413,160	360,889,519
Floating Rate Income, Class NAV, JHF II (Bain Capital)	27,668,913	218,861,104
High Yield, Class NAV, JHBT (MIM US) (B)	93,951,681	307,221,998
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	23,026,197	218,518,609
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	65,629,013	715,356,242
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	5,817,481	62,712,443
Alternative and specialty - 5.7%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	4,637,867	49,161,386
Diversified Macro, Class NAV, JHIT (Graham)	5,163,220	47,863,048
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	24,522,989	197,164,835
Health Sciences, Class NAV, JHF II (T. Rowe Price)	21,627,889	122,630,132
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	4,769,671	48,650,642
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	18,262,463	92,408,061

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $8,230,425,668)		$9,596,772,293
UNAFFILIATED INVESTMENT COMPANIES - 2.5%
Equity - 0.0%
Fidelity International Index Fund	72,425	2,905,689
Fixed income - 2.5%
Fidelity Inflation Protected Bond Index Fund	22,592,757	248,068,472

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $222,114,675)		$250,974,161
4	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	303,543	$122,302

TOTAL COMMON STOCKS (Cost $129,115)		$122,302
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0266% (F)	1,022	1,022

TOTAL SHORT-TERM INVESTMENTS (Cost $1,022)		$1,022
Total investments (Cost $8,452,670,480) - 100.0%		$9,847,869,778
Other assets and liabilities, net - (0.0%)		(131,492)
TOTAL NET ASSETS - 100.0%		$9,847,738,286
MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO

As of 9-30-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 95.5%
Equity - 38.5%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,427,987	$77,739,610
Capital Appreciation, Class NAV, JHF II (Jennison)	2,300,764	50,225,685
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	11,235,886	132,134,018
Disciplined Value, Class NAV, JHF III (Boston Partners)	2,944,814	52,358,800
Disciplined Value International, Class NAV, JHIT (Boston Partners)	4,085,153	44,895,827
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,264,928	28,628,691
Equity Income, Class NAV, JHF II (T. Rowe Price)	5,317,526	82,687,532
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	2,837,970	33,289,383
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	1,134,765	62,809,270
Global Equity, Class NAV, JHF II (MIM US) (B)	3,932,539	47,544,394
Global Shareholder Yield, Class NAV, JHF III (Epoch)	3,563,579	35,671,430
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,090,476	14,459,714
International Growth, Class NAV, JHF III (Wellington)	1,101,479	36,128,518
International Small Company, Class NAV, JHF II (DFA)	2,441,539	25,025,773
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	12,072,469	111,911,792
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,956,521	56,367,371
Mid Value, Class NAV, JHF II (T. Rowe Price)	4,265,072	60,137,513
MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Multifactor Emerging Markets ETF, JHETF (DFA)	936,575	$23,002,469
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	1,648,628	32,247,167
Small Cap Value, Class NAV, JHF II (Wellington)	2,211,191	33,212,095
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	8,307,625	85,817,764
Fixed income - 51.8%
Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	5,144,301	51,443,008
Bond, Class NAV, JHSB (MIM US) (B)	20,968,954	351,439,670
Core Bond, Class NAV, JHF II (Wells Capital)	26,777,522	370,600,908
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	15,429,847	137,788,535
Floating Rate Income, Class NAV, JHF II (Bain Capital)	12,465,557	98,602,558
High Yield, Class NAV, JHBT (MIM US) (B)	35,450,282	115,922,422
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	4,944,790	49,645,689
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	7,326,101	69,524,702
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	22,877,641	249,366,284
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	2,226,954	24,006,567
Alternative and specialty - 5.2%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	2,165,836	22,957,858
Alternative Risk Premia, Class NAV, JHIT (Unigestion)	3,051,677	25,298,400
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	5,766,184	46,360,121
Infrastructure, Class NAV, JHIT (Wellington)	1,195,672	14,479,584
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	4,306,855	43,929,918

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,509,038,016)		$2,797,661,040
UNAFFILIATED INVESTMENT COMPANIES - 4.5%
Equity - 0.5%
Fidelity International Index Fund	360,460	14,461,656
Fixed income - 4.0%
Fidelity Inflation Protected Bond Index Fund	10,672,717	117,186,432

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $117,694,047)		$131,648,088
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	50,910	20,512

TOTAL COMMON STOCKS (Cost $21,655)		$20,512
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	5

MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0266% (F)	1,022	$1,022

TOTAL SHORT-TERM INVESTMENTS (Cost $1,022)		$1,022
Total investments (Cost $2,626,754,740) - 100.0%		$2,929,330,662
Other assets and liabilities, net - 0.0%		265,394
TOTAL NET ASSETS - 100.0%		$2,929,596,056
MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO

As of 9-30-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.4%
Equity - 16.9%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	296,420	$16,137,101
Capital Appreciation, Class NAV, JHF II (Jennison)	317,940	6,940,636
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	5,849,576	68,791,011
Disciplined Value, Class NAV, JHF III (Boston Partners)	757,182	13,462,701
Disciplined Value International, Class NAV, JHIT (Boston Partners)	850,164	9,343,302
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,177,506	14,883,677
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,245,401	19,365,983
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,343,414	15,758,251
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	182,833	10,119,829
Global Equity, Class NAV, JHF II (MIM US) (B)	1,772,950	21,434,971
Global Shareholder Yield, Class NAV, JHF III (Epoch)	1,530,695	15,322,259
International Dynamic Growth, Class NAV, JHIT (Axiom)	377,335	5,003,467
International Growth, Class NAV, JHF III (Wellington)	410,077	13,450,521
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	7,153,431	66,312,306
Mid Cap Stock, Class NAV, JHF II (Wellington)	713,477	20,555,260
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,591,044	22,433,724
Multifactor Emerging Markets ETF, JHETF (DFA)	1,256	30,848
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	738,661	14,448,204
Small Cap Value, Class NAV, JHF II (Wellington)	1,031,176	15,488,269
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	3,271,752	33,797,193
MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - 69.3%
Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	4,355,674	$43,556,739
Bond, Class NAV, JHSB (MIM US) (B)	25,565,747	428,481,914
Core Bond, Class NAV, JHF II (Wells Capital)	31,874,334	441,140,777
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	13,864,793	123,812,597
Floating Rate Income, Class NAV, JHF II (Bain Capital)	13,267,089	104,942,676
High Yield, Class NAV, JHBT (MIM US) (B)	37,021,891	121,061,584
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	6,080,760	61,050,833
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	7,497,156	71,148,010
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	22,012,914	239,940,762
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	1,826,955	19,694,573
Alternative and specialty - 7.2%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	2,259,105	23,946,518
Alternative Risk Premia, Class NAV, JHIT (Unigestion)	3,173,695	26,309,930
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	4,179,705	33,604,824
Infrastructure, Class NAV, JHIT (Wellington)	3,402,626	41,205,795
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	4,694,258	47,881,435

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,087,807,041)		$2,230,858,480
UNAFFILIATED INVESTMENT COMPANIES - 6.5%
Equity - 0.4%
Fidelity International Index Fund	219,557	8,808,612
Fixed income - 6.1%
Fidelity Inflation Protected Bond Index Fund	13,314,047	146,188,236

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $137,803,768)		$154,996,848
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0266% (F)	1,022	1,022

TOTAL SHORT-TERM INVESTMENTS (Cost $1,022)		$1,022
Total investments (Cost $2,225,611,831) - 99.9%		$2,385,856,350
Other assets and liabilities, net - 0.1%		1,836,460
TOTAL NET ASSETS - 100.0%		$2,387,692,810
Percentages are based upon net assets.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
6	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

JHIT	John Hancock Investment Trust
JHIT II	John Hancock Investment Trust II
JHSB	John Hancock Sovereign Bond Fund
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	Restricted security as to resale, excluding 144A securities.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	The rate shown is the annualized seven-day yield as of 9-30-20.
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	7

Notes to Portfolios' investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and other open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of September 30, 2020, by major security category or type:
	Total value at 9-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$3,437,832,951	$3,437,832,951	—	—
Common stocks	86,876	—	—	$86,876
Short-term investments	1,022	1,022	—	—
Total investments in securities	$3,437,920,849	$3,437,833,973	—	$86,876

Multimanager Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$9,987,811,240	$9,987,811,240	—	—
Unaffiliated investment companies	101,460,458	101,460,458	—	—
Common stocks	197,375	—	—	$197,375
Short-term investments	1,022	1,022	—	—
Total investments in securities	$10,089,470,095	$10,089,272,720	—	$197,375

Multimanager Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$9,596,772,293	$9,596,772,293	—	—
Unaffiliated investment companies	250,974,161	250,974,161	—	—
Common stocks	122,302	—	—	$122,302
Short-term investments	1,022	1,022	—	—
Total investments in securities	$9,847,869,778	$9,847,747,476	—	$122,302

Multimanager Lifestyle Moderate Portfolio
Investments in securities:
Assets
8	|

	Total value at 9-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Moderate Portfolio (continued)
Affiliated investment companies	$2,797,661,040	$2,797,661,040	—	—
Unaffiliated investment companies	131,648,088	131,648,088	—	—
Common stocks	20,512	—	—	$20,512
Short-term investments	1,022	1,022	—	—
Total investments in securities	$2,929,330,662	$2,929,310,150	—	$20,512

Multimanager Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$2,230,858,480	$2,230,858,480	—	—
Unaffiliated investment companies	154,996,848	154,996,848	—	—
Short-term investments	1,022	1,022	—	—
Total investments in securities	$2,385,856,350	$2,385,856,350	—	—
Investment in affiliated underlying funds. The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying funds’ net assets.
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager Lifestyle Aggressive Portfolio
Absolute Return Currency	—	$17,268,235	—	$(19,775,424)	$2,741,399	$(234,210)	—	—	—
Blue Chip Growth	4,213,031	237,052,628	—	(56,239,897)	4,370,810	44,173,894	—	—	$229,357,435
Capital Appreciation	6,348,217	140,556,897	$792,823	(48,057,474)	15,419,838	29,869,493	—	—	138,581,577
Capital Appreciation Value	11,198,573	143,128,489	3,602,051	(21,040,803)	(339,356)	6,344,836	—	—	131,695,217
Disciplined Value	7,671,407	141,393,127	14,350,689	—	—	(19,346,202)	—	—	136,397,614
Disciplined Value International	14,830,200	206,459,940	—	(17,851,712)	(3,827,890)	(21,796,444)	—	—	162,983,894
Diversified Macro	3,638,596	36,632,722	6,708,622	(7,348,731)	(996,171)	(1,266,659)	—	—	33,729,783
Diversified Real Assets	11,781,366	124,376,222	1,396,028	(5,834,390)	(1,773,636)	(23,442,043)	—	—	94,722,181
Emerging Markets Equity	18,771,712	251,775,451	—	(34,751,145)	2,899,215	17,350,924	—	—	237,274,445
Equity Income	14,464,612	238,440,177	28,064,524	(785,617)	(69,667)	(40,724,704)	$3,472,523	—	224,924,713
Financial Industries	3,088,126	56,258,775	5,106,099	(3,751,719)	(64,447)	(8,169,572)	—	—	49,379,136
Fundamental Global Franchise	2,337,720	29,601,052	119,914	(1,882,522)	(284,287)	(132,704)	—	—	27,421,453
Fundamental Large Cap Core	4,154,807	235,609,576	—	(18,994,828)	2,426,138	10,927,705	—	—	229,968,591
Global Equity	4,875,053	62,902,236	37,709	(2,176,445)	(51,619)	(1,772,491)	—	—	58,939,390
|	9

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Global Shareholder Yield	3,657,727	$39,732,013	$2,349,746	$(154,482)	$(28,526)	$(5,284,899)	$799,917	—	$36,613,852
Global Thematic Opportunities	6,096,392	83,252,961	—	(7,725,605)	256,519	2,981,515	—	—	78,765,390
Health Sciences	10,608,246	49,104,736	7,797,591	(4,443,320)	(41,745)	7,731,490	—	—	60,148,752
International Dynamic Growth	2,987,198	55,742,482	—	(21,573,994)	1,595,714	3,846,037	—	—	39,610,239
International Growth	3,933,991	150,713,758	268,330	(30,830,983)	3,354,268	5,529,545	—	—	129,034,918
International Small Company	10,110,075	120,254,275	53,129	(7,447,335)	(493,354)	(8,738,446)	—	—	103,628,269
International Strategic Equity Allocation	29,894,536	297,697,784	475,784	(5,895,704)	(1,074,497)	(14,081,018)	—	—	277,122,349
Mid Cap Stock	6,288,108	177,606,314	—	(55,796,202)	12,979,725	46,370,559	—	—	181,160,396
Mid Value	13,277,780	192,406,841	15,379,868	(5,241,371)	(482,620)	(14,846,026)	—	—	187,216,692
Multifactor Emerging Markets ETF	2,821,517	85,087,211	1,090,782	(9,352,280)	(973,299)	(6,555,392)	540,573	—	69,297,022
Multifactor Mid Cap ETF	934,543	37,168,910	1,337,959	(1,961,972)	(74,609)	(1,312,780)	203,232	—	35,157,508
Multifactor Small Cap ETF	1,044,760	27,628,988	2,617,942	(1,663,706)	(155,858)	(2,956,117)	128,587	—	25,471,249
Science & Technology	10,064,812	48,101,710	1,894,810	(11,764,289)	(2,836,800)	15,532,520	—	—	50,927,951
Seaport Long/Short	—	15,107,637	—	(14,563,246)	1,821,345	(2,365,736)	—	—	—
Small Cap Core	5,922,563	64,752,302	9,950,322	(2,548,308)	227,499	406,481	—	—	72,788,296
Small Cap Growth	4,116,963	72,892,592	5,234,673	(9,031,493)	(80,836)	11,512,854	—	—	80,527,790
Small Cap Value	5,145,870	74,002,631	27,353,521	(3,333,469)	(876,518)	(19,855,201)	—	—	77,290,964
U.S. Sector Rotation	17,201,925	188,007,384	1,176,192	(17,257,584)	(1,622,333)	7,392,226	—	—	177,695,885
					$31,944,402	$17,089,435	$5,144,832	—	$3,437,832,951
Multimanager Lifestyle Growth Portfolio
Absolute Return Currency	4,808,780	$86,081,254	—	$(49,744,597)	$4,946,806	$9,689,602	—	—	$50,973,065
Asia Pacific Total Return Bond	—	66,448,955	—	(64,341,905)	(1,415,045)	(692,005)	—	—	—
Blue Chip Growth	10,432,447	564,626,660	$2,178,529	(120,264,068)	11,650,029	109,751,264	—	—	567,942,414
Bond	22,607,986	426,717,351	23,455,361	(84,729,024)	191,815	13,274,339	$9,487,736	—	378,909,842
Capital Appreciation	16,273,599	338,773,817	2,349,380	(101,322,226)	30,578,045	84,873,653	—	—	355,252,669
Capital Appreciation Value	35,128,827	441,554,328	4,418,117	(52,091,249)	(1,919,703)	21,153,517	—	—	413,115,010
Core Bond	19,770,354	351,379,851	4,483,836	(99,053,817)	2,774,519	14,037,313	4,483,836	—	273,621,702
10	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Disciplined Value	19,693,721	$346,957,917	$49,069,968	—	—	$(45,873,528)	—	—	$350,154,357
Disciplined Value International	35,345,947	477,859,937	12,861,530	$(45,298,463)	$(9,304,497)	(47,666,554)	—	—	388,451,953
Diversified Macro	7,797,507	79,384,106	5,914,234	(8,357,787)	(1,177,235)	(3,480,426)	—	—	72,282,892
Diversified Real Assets	30,353,272	311,475,319	11,138,337	(15,407,423)	(4,965,751)	(58,200,175)	—	—	244,040,307
Emerging Markets Debt	22,882,619	222,136,761	18,671,740	(22,980,353)	(1,292,542)	(12,193,816)	$7,468,788	—	204,341,790
Emerging Markets Equity	35,132,663	471,114,320	2,975,284	(70,643,510)	7,735,709	32,895,059	—	—	444,076,862
Equity Income	36,032,631	578,248,665	79,806,057	—	—	(97,747,309)	8,690,735	—	560,307,413
Financial Industries	7,585,075	147,882,615	10,654,043	(17,480,297)	1,961,847	(21,732,853)	—	—	121,285,355
Floating Rate Income	15,343,006	103,382,174	27,517,350	(5,704,119)	(346,849)	(3,485,376)	3,523,985	—	121,363,180
Fundamental Global Franchise	8,278,589	105,499,585	622,228	(8,093,088)	(238,711)	(682,169)	—	—	97,107,845
Fundamental Large Cap Core	7,933,072	402,797,240	31,527,321	(25,415,358)	2,752,350	27,433,980	—	—	439,095,533
Global Equity	14,793,987	189,749,081	1,115,209	(7,212,406)	172,974	(4,965,560)	—	—	178,859,298
Global Shareholder Yield	12,961,330	142,562,456	6,081,959	(73,636)	888	(18,828,752)	2,886,599	—	129,742,915
Global Thematic Opportunities	13,450,839	184,365,665	65,757	(18,549,165)	1,941,587	5,960,995	—	—	173,784,839
Health Sciences	27,919,450	98,397,142	42,231,602	(2,409,057)	(88,446)	20,172,040	—	—	158,303,281
High Yield	51,131,123	113,045,304	64,437,987	(6,574,453)	(1,123,586)	(2,586,479)	5,196,997	—	167,198,773
International Dynamic Growth	6,073,449	129,027,632	162,700	(60,247,097)	5,411,308	6,179,393	—	—	80,533,936
International Growth	8,772,071	348,832,305	—	(81,395,977)	13,105,852	7,181,743	—	—	287,723,923
International Small Company	23,935,907	261,542,497	15,350,788	(15,714,207)	(906,096)	(14,929,936)	—	—	245,343,046
International Strategic Equity Allocation	78,070,766	774,405,538	6,116,325	(20,344,071)	(1,320,541)	(35,141,250)	—	—	723,716,001
Mid Cap Stock	15,509,895	434,518,438	6,927,581	(143,182,712)	32,909,638	115,667,135	—	—	446,840,080
Mid Value	32,135,491	463,148,172	39,969,615	(16,040,642)	(1,493,210)	(32,473,517)	—	—	453,110,418
Multifactor Emerging Markets ETF	7,524,093	217,611,703	5,692,827	(20,903,449)	(1,357,067)	(16,250,785)	1,456,971	—	184,793,229
Multifactor Mid Cap ETF	2,065,470	82,174,558	3,016,404	(4,952,604)	(141,577)	(2,393,800)	467,367	—	77,702,981
Multifactor Small Cap ETF	2,648,843	70,203,770	5,618,019	(3,595,169)	(472,024)	(7,175,804)	335,486	—	64,578,792
Science & Technology	24,825,802	104,061,221	5,364,419	(15,093,753)	(2,705,396)	33,992,069	—	—	125,618,560
|	11

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Seaport Long/Short	—	$25,685,653	—	$(24,686,775)	$3,013,686	$(4,012,564)	—	—	—
Short Duration Credit Opportunities	8,949,477	115,255,654	$2,318,826	(30,254,555)	(2,932,593)	543,206	$2,318,827	—	$84,930,538
Small Cap Core	13,948,447	147,117,654	26,119,085	(4,807,624)	465,289	2,532,012	—	—	171,426,416
Small Cap Growth	8,558,635	142,747,715	16,213,527	(16,128,610)	438,165	24,136,111	—	—	167,406,908
Small Cap Value	10,682,858	147,117,654	61,477,989	(6,565,785)	(1,702,829)	(39,870,500)	—	—	160,456,529
Strategic Income Opportunities	27,899,370	334,814,955	11,842,325	(45,250,120)	(1,446,398)	4,142,369	5,172,152	—	304,103,131
U.S. High Yield Bond	3,107,858	36,035,060	1,708,838	(2,932,218)	6,834	(1,315,810)	1,235,515	—	33,502,704
U.S. Sector Rotation	47,029,308	515,848,987	2,407,617	(51,330,570)	(1,715,947)	20,602,666	—	—	485,812,753
					$81,991,298	$82,519,498	$52,724,994	—	$9,987,811,240
Multimanager Lifestyle Balanced Portfolio
Absolute Return Currency	4,637,867	$90,078,229	—	$(56,067,314)	$5,738,298	$9,412,173	—	—	$49,161,386
Asia Pacific Total Return Bond	8,174,430	92,447,021	$1,158,381	(13,481,812)	(584,289)	2,204,997	—	—	81,744,298
Blue Chip Growth	7,486,771	403,489,652	7,775,894	(93,401,686)	10,463,695	79,252,242	—	—	407,579,797
Bond	48,630,905	879,670,338	54,278,404	(148,186,572)	322,620	28,969,169	$20,154,729	—	815,053,959
Capital Appreciation	11,169,920	239,907,050	6,457,049	(85,515,230)	30,406,622	52,583,868	—	—	243,839,359
Capital Appreciation Value	36,357,383	450,703,376	4,803,359	(48,653,654)	(1,666,207)	22,375,956	—	—	427,562,830
Core Bond	42,665,644	698,209,736	10,495,895	(152,149,239)	4,980,408	28,955,714	9,495,895	—	590,492,514
Disciplined Value	14,307,269	247,171,514	39,194,179	(249,293)	(27,669)	(31,705,486)	—	—	254,383,245
Disciplined Value International	24,755,511	326,562,475	22,268,359	(38,608,669)	(8,045,216)	(30,113,886)	—	—	272,063,063
Diversified Macro	5,163,220	52,034,374	4,259,591	(5,430,016)	(738,854)	(2,262,047)	—	—	47,863,048
Diversified Real Assets	24,522,989	249,593,001	16,034,809	(17,350,773)	(4,844,317)	(46,267,885)	—	—	197,164,835
Emerging Markets Debt	40,413,160	397,765,195	23,421,267	(35,876,285)	(2,218,167)	(22,202,491)	13,514,706	—	360,889,519
Emerging Markets Equity	21,192,646	282,372,967	11,007,815	(50,920,591)	4,317,192	21,097,657	—	—	267,875,040
Equity Income	26,075,543	415,628,813	65,682,372	(6,697,703)	(821,832)	(68,316,950)	6,356,688	—	405,474,700
Financial Industries	5,619,249	121,090,948	13,183,589	(30,359,728)	3,894,385	(17,957,405)	—	—	89,851,789
Floating Rate Income	27,668,913	202,062,775	38,545,705	(13,938,969)	(1,221,285)	(6,587,122)	6,631,711	—	218,861,104
Fundamental Global Franchise	9,147,293	121,446,064	2,525,825	(15,914,532)	760,313	(1,519,927)	—	—	107,297,743
12	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Fundamental Large Cap Core	5,666,818	$300,042,426	$20,105,648	$(29,116,294)	$3,418,053	$19,208,529	—	—	$313,658,362
Global Equity	13,451,714	176,958,942	5,156,110	(15,384,420)	763,896	(4,863,312)	—	—	162,631,216
Global Shareholder Yield	12,392,616	135,254,367	9,376,938	(3,252,534)	(98,440)	(17,230,249)	$2,790,435	—	124,050,082
Global Thematic Opportunities	7,271,118	99,027,218	2,334,253	(12,155,197)	1,247,440	3,489,131	—	—	93,942,845
Health Sciences	21,627,889	69,312,043	37,488,375	(1,897,839)	6,995	17,720,558	—	—	122,630,132
High Yield	93,951,681	216,505,641	108,764,412	(10,769,655)	(2,258,778)	(5,019,622)	9,825,660	—	307,221,998
International Dynamic Growth	5,173,745	88,178,107	1,784,957	(32,110,310)	3,062,537	7,688,566	—	—	68,603,857
International Growth	6,436,222	238,394,942	3,321,937	(47,590,677)	7,145,022	9,836,857	—	—	211,108,081
International Small Company	13,622,698	148,038,554	15,082,325	(14,668,601)	(1,220,893)	(7,598,733)	—	—	139,632,652
International Strategic Equity Allocation	51,524,352	508,290,374	18,335,685	(27,441,978)	(2,572,163)	(18,981,171)	—	—	477,630,747
Mid Cap Stock	9,923,332	274,928,742	12,344,604	(99,298,668)	24,854,207	73,062,316	—	—	285,891,201
Mid Value	20,811,863	296,077,107	30,174,811	(12,435,565)	(968,739)	(19,400,353)	—	—	293,447,261
Multi-Asset High Income	4,769,671	—	47,692,958	—	—	957,684	360,705	—	48,650,642
Multifactor Emerging Markets ETF	4,601,128	140,879,811	8,377,652	(24,457,479)	(2,257,061)	(9,538,299)	894,082	—	113,004,624
Multifactor Mid Cap ETF	1,734,662	68,854,088	4,860,802	(6,847,163)	(186,772)	(1,422,971)	393,687	—	65,257,984
Multifactor Small Cap ETF	1,964,279	51,842,848	6,338,894	(4,943,373)	(534,715)	(4,814,532)	254,017	—	47,889,122
Science & Technology	18,262,463	69,197,450	10,411,326	(10,580,612)	(1,210,050)	24,589,947	—	—	92,408,061
Seaport Long/Short	—	25,726,986	—	(24,747,240)	3,084,217	(4,063,963)	—	—	—
Short Duration Credit Opportunities	23,026,197	262,946,775	5,503,403	(45,471,344)	(4,455,406)	(4,819)	5,503,403	—	218,518,609
Small Cap Core	8,815,636	89,880,550	21,214,479	(5,765,168)	488,267	2,526,034	—	—	108,344,162
Small Cap Growth	6,333,371	106,799,242	12,210,466	(14,547,706)	1,104,346	18,314,381	—	—	123,880,729
Small Cap Value	7,970,842	111,028,915	47,678,634	(7,534,542)	(1,801,781)	(29,649,181)	—	—	119,722,045
Strategic Income Opportunities	65,629,013	763,748,985	30,031,665	(86,332,371)	(4,803,660)	12,711,623	12,005,399	—	715,356,242
U.S. High Yield Bond	5,817,481	68,674,930	2,625,078	(6,095,468)	(72,439)	(2,419,658)	2,327,597	—	62,712,443
U.S. Sector Rotation	42,925,553	467,865,274	12,461,512	(56,494,248)	(1,393,084)	20,981,513	—	—	443,420,967
					$62,056,696	$103,998,853	$90,508,714	—	$9,596,772,293
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager Lifestyle Moderate Portfolio
Absolute Return Currency	2,165,836	$33,981,078	—	$(16,995,739)	$1,547,975	$4,424,544	—	—	$22,957,858
Alternative Risk Premia	3,051,677	30,751,459	$832,573	(1,114,798)	(146,512)	(5,024,322)	—	—	25,298,400
Asia Pacific Total Return Bond	5,144,301	57,939,173	21,688	(7,546,188)	(313,847)	1,342,182	—	—	51,443,008
Blue Chip Growth	1,427,987	73,507,043	4,193,112	(17,563,189)	2,860,554	14,742,090	—	—	77,739,610
Bond	20,968,954	372,048,276	16,352,645	(49,709,666)	(26,470)	12,774,885	$8,704,609	—	351,439,670
Capital Appreciation	2,300,764	43,981,240	3,631,823	(13,947,481)	3,340,259	13,219,844	—	—	50,225,685
Capital Appreciation Value	11,235,886	130,735,496	4,130,764	(10,772,174)	189,549	7,850,383	—	—	132,134,018
Core Bond	26,777,522	404,007,472	13,884,548	(67,322,899)	1,905,110	18,126,677	5,884,548	—	370,600,908
Disciplined Value	2,944,814	46,570,735	11,558,451	(393,304)	10,098	(5,387,180)	—	—	52,358,800
Disciplined Value International	4,085,153	54,237,247	4,973,331	(8,264,815)	(1,735,816)	(4,314,120)	—	—	44,895,827
Diversified Real Assets	5,766,184	57,469,480	5,831,307	(5,156,299)	(1,373,523)	(10,410,844)	—	—	46,360,121
Emerging Markets Debt	15,429,847	151,309,310	9,733,770	(13,983,473)	(988,137)	(8,282,935)	5,214,589	—	137,788,535
Emerging Markets Equity	2,264,928	29,819,361	2,296,123	(6,471,133)	894,550	2,089,790	—	—	28,628,691
Equity Income	5,317,526	79,665,591	16,919,905	(1,201,128)	(24,294)	(12,672,542)	1,286,614	—	82,687,532
Floating Rate Income	12,465,557	88,994,570	16,223,120	(3,249,843)	(364,486)	(3,000,803)	2,976,898	—	98,602,558
Fundamental Global Franchise	2,837,970	37,983,377	2,081,297	(6,822,621)	212,102	(164,772)	—	—	33,289,383
Fundamental Large Cap Core	1,134,765	66,504,901	5,652,316	(14,016,994)	1,118,422	3,550,625	—	—	62,809,270
Global Equity	3,932,539	54,249,607	3,396,264	(9,043,286)	506,541	(1,564,732)	—	—	47,544,394
Global Shareholder Yield	3,563,579	40,742,827	4,549,493	(4,635,127)	436,662	(5,422,425)	824,421	—	35,671,430
High Yield	35,450,282	82,474,481	37,935,894	(1,873,707)	(299,747)	(2,314,499)	3,764,831	—	115,922,422
Infrastructure	1,195,672	15,370,104	1,334,670	(955,119)	167,407	(1,437,478)	222,210	—	14,479,584
International Dynamic Growth	1,090,476	15,061,095	730,013	(3,838,877)	490,211	2,017,272	—	—	14,459,714
International Growth	1,101,479	40,721,196	1,729,253	(9,543,732)	1,594,426	1,627,375	—	—	36,128,518
International Small Company	2,441,539	26,265,759	3,589,780	(3,590,267)	(274,789)	(964,710)	—	—	25,025,773
International Strategic Equity Allocation	12,072,469	117,732,400	8,547,507	(10,249,208)	(574,963)	(3,543,944)	—	—	111,911,792
Mid Cap Stock	1,956,521	52,531,517	3,820,353	(19,688,277)	5,448,456	14,255,322	—	—	56,367,371
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Mid Value	4,265,072	$58,711,696	$8,410,672	$(3,627,132)	$(103,329)	$(3,254,394)	—	—	$60,137,513
Multi-Asset High Income	4,306,855	—	43,049,441	—	—	880,477	$325,891	—	43,929,918
Multifactor Emerging Markets ETF	936,575	30,067,959	3,115,806	(7,634,540)	(817,304)	(1,729,452)	188,446	—	23,002,469
Seaport Long/Short	—	8,343,241	4,963	(8,045,398)	1,024,081	(1,326,887)	—	—	—
Short Duration Bond	4,944,790	46,153,529	8,550,866	(5,294,573)	(129,670)	365,537	1,001,689	—	49,645,689
Short Duration Credit Opportunities	7,326,101	92,888,083	1,901,141	(23,475,863)	(2,205,753)	417,094	1,901,141	—	69,524,702
Small Cap Growth	1,648,628	23,172,579	6,965,859	(3,129,798)	257,238	4,981,289	—	—	32,247,167
Small Cap Value	2,211,191	26,265,759	15,396,601	(1,450,084)	(350,953)	(6,649,228)	—	—	33,212,095
Strategic Income Opportunities	22,877,641	270,321,007	4,281,593	(27,998,470)	(1,308,845)	4,070,999	4,271,593	—	249,366,284
U.S. High Yield Bond	2,226,954	26,265,759	1,025,722	(2,393,032)	(91,986)	(799,896)	905,384	—	24,006,567
U.S. Sector Rotation	8,307,625	89,516,795	5,332,030	(13,459,325)	(252,817)	4,681,081	—	—	85,817,764
					$10,620,400	$33,152,303	$37,472,864	—	$2,797,661,040
Multimanager Lifestyle Conservative Portfolio
Absolute Return Currency	2,259,105	$38,460,380	$552,671	$(21,944,380)	$2,054,700	$4,823,147	—	—	$23,946,518
Alternative Risk Premia	3,173,695	29,795,388	2,257,649	(517,204)	(56,238)	(5,169,665)	—	—	26,309,930
Asia Pacific Total Return Bond	4,355,674	47,676,369	2,003,245	(7,171,166)	(158,357)	1,206,648	—	—	43,556,739
Blue Chip Growth	296,420	9,899,438	7,134,790	(4,330,516)	413,079	3,020,310	—	—	16,137,101
Bond	25,565,747	413,599,650	33,112,563	(33,606,104)	(138,500)	15,514,305	$10,209,803	—	428,481,914
Capital Appreciation	317,940	6,827,187	2,206,539	(4,495,454)	445,627	1,956,737	—	—	6,940,636
Capital Appreciation Value	5,849,576	63,580,560	7,025,740	(6,687,109)	102,371	4,769,449	—	—	68,791,011
Core Bond	31,874,334	449,252,039	26,739,448	(58,185,588)	1,340,948	21,993,930	7,003,747	—	441,140,777
Disciplined Value	757,182	9,921,352	5,183,152	(620,753)	(45,022)	(976,028)	—	—	13,462,701
Disciplined Value International	850,164	9,480,350	2,673,814	(1,816,541)	(241,172)	(753,149)	—	—	9,343,302
Diversified Real Assets	4,179,705	40,107,338	9,190,474	(7,293,426)	(1,995,546)	(6,404,016)	—	—	33,604,824
Emerging Markets Debt	13,864,793	131,808,473	15,069,041	(15,501,562)	(1,376,873)	(6,186,482)	4,696,093	—	123,812,597
Emerging Markets Equity	1,177,506	14,851,038	3,341,020	(4,972,487)	360,347	1,303,759	—	—	14,883,677
Equity Income	1,245,401	15,861,767	7,107,284	(1,095,754)	(119,921)	(2,387,393)	294,687	—	19,365,983
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Floating Rate Income	13,267,089	$91,061,864	$20,759,662	$(3,691,991)	$(462,577)	$(2,724,282)	$3,177,592	—	$104,942,676
Fundamental Global Franchise	1,343,414	19,392,166	3,476,866	(7,232,817)	472,912	(350,876)	—	—	15,758,251
Fundamental Large Cap Core	182,833	10,045,309	2,889,386	(3,607,555)	176,218	616,471	—	—	10,119,829
Global Equity	1,772,950	26,412,440	4,846,454	(9,306,067)	617,369	(1,135,225)	—	—	21,434,971
Global Shareholder Yield	1,530,695	18,932,094	4,209,625	(5,549,568)	642,506	(2,912,398)	377,326	—	15,322,259
High Yield	37,021,891	65,795,773	57,690,231	(1,551,194)	(36,380)	(836,846)	3,516,479	—	121,061,584
Infrastructure	3,402,626	41,408,890	7,717,266	(4,591,092)	453,737	(3,783,006)	630,289	—	41,205,795
International Dynamic Growth	377,335	4,941,605	1,103,549	(1,940,208)	165,704	732,817	—	—	5,003,467
International Growth	410,077	13,358,783	2,016,260	(3,289,148)	295,733	1,068,893	—	—	13,450,521
International Strategic Equity Allocation	7,153,431	67,284,976	13,531,603	(12,374,283)	(1,185,334)	(944,656)	—	—	66,312,306
Mid Cap Stock	713,477	16,686,560	3,995,567	(7,247,604)	976,481	6,144,256	—	—	20,555,260
Mid Value	1,591,044	19,070,354	6,879,709	(2,561,672)	31,830	(986,497)	—	—	22,433,724
Multi-Asset High Income	4,694,258	—	47,659,700	(758,737)	18,132	962,340	357,857	—	47,881,435
Multifactor Emerging Markets ETF	1,256	3,842,114	776,645	(3,898,696)	(446,102)	(243,113)	7,651	—	30,848
Seaport Long/Short	—	3,814,071	142,834	(3,825,150)	469,114	(600,869)	—	—	—
Short Duration Bond	6,080,760	47,676,369	16,028,205	(3,079,018)	(56,566)	481,843	1,158,571	—	61,050,833
Short Duration Credit Opportunities	7,497,156	84,999,814	3,108,001	(15,769,873)	(1,296,926)	106,994	1,845,371	—	71,148,010
Small Cap Growth	738,661	7,151,383	6,762,984	(1,885,628)	143,787	2,275,678	—	—	14,448,204
Small Cap Value	1,031,176	10,729,458	9,203,800	(1,371,842)	(321,244)	(2,751,903)	—	—	15,488,269
Strategic Income Opportunities	22,012,914	248,036,308	4,315,387	(15,972,584)	(306,420)	3,868,071	4,073,924	—	239,940,762
U.S. High Yield Bond	1,826,955	20,858,411	1,633,924	(2,154,444)	(75,385)	(567,933)	749,967	—	19,694,573
U.S. Sector Rotation	3,271,752	33,416,028	7,165,534	(8,781,391)	(238,543)	2,235,565	—	—	33,797,193
					$623,489	$33,366,876	$38,099,357	—	$2,230,858,480
For additional information on the portfolios' significant accounting policies and risks, please refer to the portfolios' most recent semiannual or annual shareholder report and prospectus.
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